SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per ordinary share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

							For the Period
							from March 31, 2020
	Three Months Ended		Three Months Ended		Nine Months Ended		(Inception) Through
	September 30, 2021		September 30, 2020		September 30, 2021		September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$17,830,609	$4,457,652	$1,406,138	$351,535	$7,776,990	$1,944,248	$1,191,748	$561,191
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	15,500,000	5,505,435	23,000,000	5,750,000	11,408,000	5,372,000
Basic and diluted net income (loss) per ordinary share	$0.78	$0.78	$0.08	$0.08	$0.34	$0.34	$0.10	$0.10

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For The Period From
	March 31, 2020 (inception) through
	December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(6,866,469)	$(2,321,888)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	16,353,211	5,529,817
Basic and diluted net loss per ordinary share	$(0.42)	$(0.42)

Summary of reconciliation of Class A common stock reflected on the balance sheet

At September 30, 2021 and December 31, 2020, the Class A ordinary shares reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(11,270,000)
Class A ordinary shares issuance costs	$(12,737,837)
Plus:
Accretion of carrying value to redemption value	$24,007,837
Class A ordinary shares subject to possible redemption	$230,000,000

At December 31, 2020, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(11,270,000)
Class A ordinary shares issuance costs	$(12,737,837)
Plus:
Accretion of carrying value to redemption value	$24,007,837
Class A ordinary shares subject to possible redemption	$230,000,000